QB2 Advances from SMM/SC - Narrative (Details)	Dec. 31, 2020 USD ($)
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,300,000,000